INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,404)	$ (5,867)
Depreciation and amortization:
Property and equipment	223	294
Deferred issuance costs		34
Accrued interest, premium amortization and currency differences on marketable securities		1,103
Impairment of marketable securities		512
Increase in accrued severance pay	(311)	(23)
Compensation related to employee stock option grants	284	280
Change in market value of series A convertible notes, net	375	(738)
Adjustments in the value of series B convertible notes	1,948	(119)
Increase in other long-term liabilities	6	10
Changes in operating assets and liabilities:
Decrease in trade receivables and other current assets	523	1,100
Increase (decrease) in trade payables, accrued expenses and other payables	547	(563)
Increase (decrease) in deferred income	148	(18)
Decrease (increase) in inventories	85	(95)
Net cash provided by (used in) operating activities	424	(4,090)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(47)	(23)
Changes in funds in respect of accrued severance pay, net	(10)	(50)
Proceeds from sale of marketable securities		8,528
Purchase of marketable securities		(143)
Restricted cash related to convertible notes		(1,445)
Purchase of restricted cash	(5,000)
Proceeds from restricted cash deposit	5,000
Increase in restricted cash deposit	(111)
Net cash provided by investing activities	(168)	6,867
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan from shareholders		400
Proceeds from senior secured notes	5,000
Repayment of senior secured notes	5,000
Net cash provided by financing activities	(1,573)	400
NET INCREASE IN CASH AND CASH EQUIVALENTS	(1,317)	3,177
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	2,873	3,485
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	1,556	6,662
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest paid	365	326
Advances paid to income tax authorities		7
Convertible Subordinated Notes Series A [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on account of convertible loan	(1,416)
Convertible Subordinated Notes Series B [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on account of convertible loan	$ (157)